Organization and Nature of Operations (Tables)	12 Months Ended
Dec. 31, 2025
Organization and Nature of Operations
Schedule of principal subsidiaries	As of December 31, 2025, the Group’s primary operations are conducted in the People’s Republic of China (the “PRC”) and the Company’s principal subsidiaries and VIEs are as follows:

	Equity	Place and Date of incorporation
Subsidiaries	interest held	or date of acquisition	Principal activities
NIO Nextev Limited (“NIO HK”) (formerly known as Nextev Limited)	100%	Hong Kong, February 2015	Investment holding
NIO GmbH (formerly known as NextEV GmbH)	100%	Germany, May 2015	Design and technology development
NIO Co., Ltd. (“NIO SH”) (formerly known as NextEV Co., Ltd.)	100%	Shanghai, PRC, May 2015	Headquarter and technology development
NIO USA, Inc. (“NIO US”) (formerly known as NextEV USA, Inc.)	100%	United States, November 2015	Technology development
XPT Limited (“XPT”)	100%	Hong Kong, December 2015	Investment holding
XPT (Jiangsu) Investment Co., Ltd. (“XPT Jiangsu”)	100%	Jiangsu, PRC, May 2016	Investment holding
XPT Holding (Anhui) Co., Ltd.	100%	Anhui, PRC, April 2021	Investment holding
XPT EDS (Hefei) Co., Ltd.	100%	Anhui, PRC, May 2021	Manufacturing of electric drive system
NIO Power Express Limited (“PE HK)	100%	Hong Kong, January 2017	Investment holding
NIO User Enterprise Limited (“UE HK”)	100%	Hong Kong, February 2017	Investment holding
NIO Sales and Services Co., Ltd. (“UE CNHC”) (formerly known as Shanghai NIO Sales and Service Co., Ltd.)	100%	Shanghai, PRC, March 2017	Investment holding and sales and after sales management
NIO Energy Investment (Hubei) Co., Ltd. (“PE CNHC”) (Note (b))	100%	Wuhan PRC, April 2017	Investment holding
Wuhan NIO Energy Co., Ltd. (“PE WHJV”)	100%	Wuhan, PRC, May 2017	Investment holding
NIO Holding Co., Ltd. (“NIO China”) (formerly known as NIO (Anhui) Holding Co., Ltd.) (Note (a))	100%	Anhui, PRC, November 2017	Headquarter and technology development
XPT (Jiangsu) Automotive Technology Co., Ltd. (“XPT AUTO”)	100%	Nanjing, PRC, May 2018	Investment holding
NIO Financial Leasing Co., Ltd. (“NIO Leasing”)	100%	Shanghai, PRC, August 2018	Financial Leasing
NIO (Anhui) Co., Ltd. (“NIO AH”)	100%	Anhui, PRC, August 2020	Industrialization and technology development
NIO Technology (Anhui) Co., Ltd. (“NIO R&D”)	100%	Anhui, PRC, August 2020	Design and technology development
New Horizon B.V.	100%	Netherlands, November 2022	Investment holding
NIO Nextev Europe Holding B.V.(“NIO NL”)	100%	Netherlands, December 2020	Investment holding
NEU Battery Asset Co., Ltd. (“BAC Cayman”)	100%	Cayman Islands, May 2021	Investment holding
Instant Power Europe B.V. Co., Ltd. (“BAC NL”)	100%	Netherlands, June 2021	Battery Subscription Service
NEU Battery Asset (Hong Kong) Co., Ltd. (“BAC HK”)	100%	Hong Kong, July 2021	Investment holding
GeniTech Co., Ltd.(“Shenji”)	100%	Anhui, PRC, June 2025	Technology development
NIO AI Technology Limited (“NIO AI Technology”)	96.970%	Cayman Islands, March 2021	Investment holding
NIO AI Technology Limited	96.970%	Hong Kong, May 2021	Investment holding
Anhui NIO Autonomous Driving Technology Co., Ltd. (“Anhui NIO AD”)	96.970%	Anhui, PRC, June 2021	Technology development

Schedule of variable interest entities	As of December 31, 2025, the Group’s primary operations are conducted in the People’s Republic of China (the “PRC”) and the Company’s principal subsidiaries and VIEs are as follows:

Place and Date of incorporation
VIEs and VIEs’ subsidiaries	or date of acquisition
Prime Hubs Limited (“Prime Hubs”)	BVI, October 2014
Beijing NIO Network Technology Co., Ltd. (“Beijing NIO”)	Beijing, PRC, July 2017
Anhui NIO AI Technology Co., Ltd. (“Anhui NIO AT”)	Anhui, PRC, April 2021
Anhui NIO Data Technology Co., Ltd. (“Anhui NIO DT”)	Anhui, PRC, October 2022
NIO Insurance Broker Co., Ltd (“NIO IB”) (formerly known as Huiding Insurance Broker Co., Ltd.)	Anhui, PRC, January 2023